General information	12 Months Ended
Dec. 31, 2019
General Information [Abstract]
General Information
Note 1 – General information

Borr Drilling Limited was incorporated in Bermuda on August 8, 2016. We are listed on the Oslo Stock Exchange under the ticker “BDRILL” and since July 31, 2019, on the New York Stock Exchange under the ticker “BORR”. Borr Drilling Limited is an international offshore drilling contractor providing services to the oil and gas industry, with the objective of acquiring and operating modern jack-up drilling rigs. As of December 31, 2019, we had 27 total jack-up rigs and one semi-submersible, including nine rigs “warm stacked” and 3 rigs “cold stacked,” and had agreed to purchase seven additional premium jack-up rigs under construction.

As used herein, and unless otherwise required by the context, the term “Borr Drilling” refers to Borr Drilling Limited and the terms “Company,” “we,” “Group,” “our” and words of similar import refer to Borr Drilling and its consolidated companies. The use herein of such terms as “group”, “organization”, “we”, “us”, “our” and “its”, or references to specific entities, is not intended to be a precise description of corporate relationships.

Basis of presentation

The consolidated financial statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States Dollars (“U.S. dollar or $”) rounded to the nearest million, unless otherwise stated.

Operating results for the years ending December 31, 2019, 2018 and 2017 are not necessarily indicative of the results that may be expected for any future period.

The consolidated financial statements present the financial position of Borr Drilling Limited and its subsidiaries. Investments in companies in which the Company controls, or directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements.

Basis of consolidation

The consolidated financial statements include the assets and liabilities of the Company. All intercompany balances, transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company’s interest in the entity. The non-controlling interests of subsidiaries were included in the Consolidated Balance Sheet and Statement of Operations as “Non-controlling interest”. Profit or loss and each component of other comprehensive income are attributed to the shareholders of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.

A variable interest entity (“VIE”) is defined by US GAAP as a legal entity where either (a) the voting rights of some investors are not proportional to their rights to receive the expected residual returns of the entity, their obligations to absorb the expected losses of the entity, or both, and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards. The guidance requires a VIE to be consolidated if any of its interest holders are entitled to a majority of the entity’s residual returns or are exposed to a majority of its expected losses.

Going concern

The Company has incurred significant losses since inception and is dependent on additional financing in order to fund continued losses expected in the next 12 months and to meet its existing capital expenditure commitments and further execute on its planned capital expenditure program. In addition to this, the Company is experiencing the impact of current unprecedented market conditions and the global market reaction to the COVID-19 pandemic. At this stage the Company cannot predict with reasonable accuracy the impact on the Company. At the time of this report the Company has received early termination notices for three ongoing contracts and one cancellation of an upcoming contract. The negative cash effects as a result of current and any future contract terminations further extend the existing need for additional financing.

This raises substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On June 5, 2020 the Company completed an equity offering raising an additional $30 million and completed a financial restructuring including amendments to the facilities from its secured lenders and shipyards. The key amendments were; (i) deferral of the delivery of five newbuild jack-ups rigs until mid-2022, (ii) deferral of certain interest payments until 2022, (iii) deferral of debt amortization in 2021 of $65 million until maturity of the loans in the second quarter of 2022, (iv) amendment of certain of the financial covenants, including  reduction of the minimum liquidity covenant from 3% of net interest bearing debt, to $5 million with a gradual step-up to $20 million at December 31, 2021. Thereafter the 3% level will be reinstated, (v) as part of the amendments, utilization of the remaining $30 million under our revolving credit facilities requiring all banks' consent, (vi) amending the minimum book equity ratio from 33.3% to 25% up to and including 31 December 2021. Thereafter the required ratio will be 40%, and (vii) suspension of the Debt Service Coverage Ratio covenant of 1.25x until 31 December 2021.

We will continue to explore additional financing opportunities, the strategic sale of a limited number of modern jack-ups and the opportunistic disposal of older assets in order to further strengthen the liquidity of the Company. While we have confidence that these actions will enable us to better manage our liquidity position, and we have a track record of delivering additional financing, there is no guarantee that any additional financing measures will be concluded successfully.

Reverse Share Split

       On June 21, 2019 the Company’s Board of Directors approved a 5-to-1 reverse share split of the Company’s shares (the “Reverse Split”). Upon effectiveness of the Reverse Split on June 26, 2019, every five shares of the Company’s issued and outstanding ordinary shares, par value $0.01 per share was combined into one issued and outstanding ordinary share, par value $0.05 per share. Unless otherwise indicated, all Share and per Share data in these financial statements is adjusted to give effect to our Reverse Share Split and is approximate due to rounding.

Chief Operating Decision Maker (“CODM”)

The Company has one operating segment, and this is reviewed by the Chief Operating Decision Maker, which is the Company’s board of directors (the “Board”), as an aggregated sum of assets, liabilities and activities that exists to generate cash flows.

Use of estimates

Preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.